Shareholders' Equity - Additional Information (Detail) - USD ($)		3 Months Ended
	Mar. 04, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Increase in common stock repurchase program, authorized amount				$ 100,000,000	$ 75,000,000
Purchase of treasury shares (in shares)		957,689	546,220
Common stock repurchased, average price per share		$ 38.02	$ 19.73
Purchase of treasury shares		$ 36,409,000	$ 10,778,000
Common stock repurchased program, amount remained available for repurchase		$ 14,825,000
Redemption description		Each Series of preferred shares may be redeemed at the Company’s option, at any time after approximately five years from original issuance, for cash at a redemption price of $25.00 per depositary share plus an amount equal to all accumulated and unpaid dividends, whether or not declared.
Redemption price per depositary share		$ 25.00
Preferred stock shares, liquidation preference per share		$ 25,000		$ 25,000
Cumulative unpaid preferred dividends		$ 854,000
Common stock, dividends, per share, declared		$ 0.25
Aggregate Payment		$ 12,054,000
Payment Date	Mar. 15, 2022	Mar. 15, 2022
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount						$ 25,000,000